Document And Entity Information	Nov. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2022
Entity Registrant Name	CELSIUS HOLDINGS, INC.
Entity Central Index Key	0001341766
Entity Emerging Growth Company	false
Securities Act File Number	001-34611
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	20-2745790
Entity Address, Address Line One	2424 N. Federal Highway
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	276-2239
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 par value
Trading Symbol	CELH
Security Exchange Name	NASDAQ